MARKETABLE SECURITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity securities available-for-sale
Cost	$ 2,707,000	$ 1,378,000
Accumulated net unrealized gain (loss)	772,000	(143,000)
Fair value	3,479,000	1,235,000
Unrealized gain (loss)	800,000	(100,000)
Realized loss	0	0	3,355,000
Avance Gas [Member]
Equity securities available-for-sale
Shares received	108,069
Kightsbridge [Member]
Equity securities available-for-sale
Shares received	8,766	2,825
Payment for shares	0
Income earned on shares	60,000	20,000
Overseas Shipholding Group Inc [Member]
Equity securities available-for-sale
Proceeds from sale of available-for-sale securities	0	0	46,547,000
Realized loss	$ 0	$ 0	$ 3,355,000